LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.85%
Argentina–0.12%
†MercadoLibre	2,200	$ 1,212,706
		1,212,706
Australia–0.02%
Caltex Australia	13,881	246,645
		246,645
Brazil–0.00%
†Pagseguro Digital Class A	200	9,262
		9,262
Canada–2.33%
Barrick Gold (New York Shares)	454,400	7,874,752
Canadian Natural Resources	53,500	1,423,463
Constellation Software	500	499,358
Crescent Point Energy	146,811	627,203
Husky Energy	416,500	2,929,977
†Lightspeed POS	3,800	87,883
†Shopify Class A	4,700	1,462,664
Wheaton Precious Metals	336,300	8,818,404
		23,723,704
China–0.55%
†Alibaba Group Holding ADR	5,900	986,657
†Baidu ADR	40,600	4,172,056
Guotai Junan Securities Class H	268,400	417,483
		5,576,196
Denmark–0.43%
Vestas Wind Systems	56,235	4,362,594
		4,362,594
France–4.82%
Accor	28,481	1,187,187
†Adevinta ASA	8,500	98,476
BNP Paribas	217,331	10,565,959
Cie de Saint-Gobain	122,301	4,793,306
Cie Generale des Etablissements Michelin	32,826	3,654,947
Sanofi	98,006	9,078,564
TOTAL	160,592	8,361,503
Veolia Environnement	444,974	11,271,907
		49,011,849
Germany–5.21%
BASF	19,087	1,334,527
Bayer	91,085	6,417,215
†Delivery Hero	3,803	168,836
Deutsche Bank	40,077	299,462
Deutsche Telekom	997,667	16,733,876
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
E.ON	803,590	$ 7,812,990
†Evotec	3,000	66,727
Fresenius Medical Care & Co.	80,904	5,436,768
Merck	70,965	7,994,189
Siemens ADR	121,305	6,500,128
Siemens Healthineers	4,281	168,338
†Zalando	200	9,132
		52,942,188
Hong Kong–2.11%
China Mobile	658,000	5,450,708
China Pacific Insurance Group Class H	277,183	1,017,064
China Telecom Class H	12,680,000	5,773,953
CK Hutchison Holdings	909,500	8,029,178
Tencent Holdings	27,000	1,129,353
		21,400,256
Ireland–0.27%
Bank of Ireland Group	691,711	2,740,844
		2,740,844
Israel–0.34%
†Check Point Software Technologies	15,698	1,718,931
†Teva Pharmaceutical Industries ADR	220,032	1,513,820
†Wix.com	1,700	198,458
		3,431,209
Italy–0.91%
CNH Industrial	82,241	837,470
Enel	217,644	1,625,647
Eni	446,697	6,827,660
		9,290,777
Japan–4.90%
IHI	62,400	1,366,923
JXTG Holdings	165,138	754,836
Keyence	500	311,228
Kirin Holdings	386,100	8,216,134
Mitsui Fudosan	382,100	9,509,365
†Renesas Electronics	166,801	1,093,082
Seven & i Holdings	217,500	8,335,748
Sumitomo Metal Mining	170,000	5,309,307
Sumitomo Mitsui Financial Group	211,300	7,260,715
T&D Holdings	35,642	380,861
Takeda Pharmaceutical	202,921	6,963,366
Toyo Tire & Rubber	19,894	252,764
		49,754,329
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg–0.70%
SES FDR	178,379	$ 3,251,394
Tenaris	367,779	3,900,813
		7,152,207
Macau–0.07%
Sands China	157,300	710,787
		710,787
Netherlands–3.35%
†Adyen	1,092	718,126
ASML Holding (New York shares)	2,000	496,840
ING Groep	843,074	8,807,364
†InterXion Holding	7,200	586,512
Koninklijke KPN	325,096	1,013,142
NN Group	49,247	1,745,244
NXP Semiconductors	78,500	8,565,920
Royal Dutch Shell Class A	63,430	1,860,205
Royal Dutch Shell Class B	347,744	10,277,722
		34,071,075
Norway–0.68%
Yara International	159,351	6,870,396
		6,870,396
Republic of Korea–1.58%
KB Financial Group	85,728	3,059,759
Samsung Electronics	317,688	13,007,426
		16,067,185
Singapore–0.60%
Singapore Telecommunications	2,704,060	6,070,172
		6,070,172
Switzerland–2.15%
†Alcon	3,100	180,699
†Credit Suisse Group	83,223	1,018,076
†Dufry	8,203	686,193
†LafargeHolcim	24,014	1,182,539
Novartis	54,399	4,721,123
Novartis ADR	31,464	2,734,222
Roche Holding	39,003	11,356,287
		21,879,139
Taiwan–0.68%
Taiwan Semiconductor Manufacturing ADR	148,200	6,888,336
		6,888,336
Thailand–0.02%
†Sea, Ltd.	5,400	167,130
		167,130
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates–0.00%
†Network International Holdings	6,400	$ 42,100
		42,100
United Kingdom–6.75%
AstraZeneca	8,300	741,099
BAE Systems	1,735,732	12,155,831
BP	261,269	1,654,031
BP ADR	261,419	9,931,308
British American Tobacco	53,070	1,959,887
GlaxoSmithKline	140,084	3,002,643
Imperial Brands	10,859	243,851
Linde	55,000	10,654,600
nVent Electric	69,900	1,540,596
Pentair	67,800	2,562,840
RSA Insurance Group	88,457	580,375
Standard Chartered	1,381,510	11,596,282
Vodafone Group ADR	598,698	11,920,077
		68,543,420
United States–54.26%
†10X Genomics Class A	400	20,160
Abbott Laboratories	83,140	6,956,324
AbbVie	26,500	2,006,580
Accenture Class A	57,100	10,983,185
†Adobe Systems	5,600	1,547,000
Aflac	41,100	2,150,352
Air Products & Chemicals	45,700	10,139,002
Albemarle	104,390	7,257,193
†Alleghany	380	303,149
Allergan	63,510	10,688,098
†Alphabet Class A	2,550	3,113,907
†Alphabet Class C	600	731,400
†Altair Engineering Class A	5,600	193,872
†Alteryx Class A	5,900	633,837
Altria Group	17,989	735,750
†Amazon.com	3,700	6,422,867
American International Group	32,128	1,789,530
American Tower	5,900	1,304,667
Amphenol Class A	10,300	993,950
Analog Devices	91,418	10,214,133
†Anaplan	3,700	173,900
†ANSYS	2,700	597,672
Apache	138,120	3,535,872
†Apergy	38,200	1,033,310
Apple	4,200	940,674
†Aspen Technology	5,600	689,248
†Assetmark Financial Holdings	1,700	44,285
†Atlassian Class A	5,600	702,464
†Autodesk	5,800	856,660
Baxter International	500	43,735
Becton Dickinson & Co.	42,610	10,778,626

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Boeing	12,900	$ 4,908,063
†Booking Holdings	150	294,391
†Bright Horizons Family Solutions	3,400	518,500
Bunge	55,100	3,119,762
†Cadence Design Systems	6,800	449,344
Capital One Financial	67,734	6,162,439
Carlisle	21,230	3,089,814
†Catalent	1,000	47,660
†Celgene	9,300	923,490
†Charter Communications Class A	4,844	1,996,309
Chevron	24,200	2,870,120
†Chewy Class A	300	7,374
Chubb	20,215	3,263,510
Cintas	21,100	5,656,910
Cisco Systems	19,298	953,514
CIT Group	16,426	744,262
Citigroup	197,747	13,660,363
Citizens Financial Group	43,250	1,529,752
CME Group	1,800	380,412
Cognizant Technology Solutions Class A	22,182	1,336,798
Colgate-Palmolive	54,200	3,984,242
Comcast Class A	212,610	9,584,459
†CommScope Holding	306,200	3,600,912
†CoStar Group	1,600	949,120
†Coupa Software	5,100	660,807
Crown Castle International	5,000	695,050
†Crown Holdings	68,900	4,551,534
CVS Health	60,220	3,798,075
Danaher	9,000	1,299,870
Dentsply Sirona	31,700	1,689,927
†DISH Network Class A	20,443	696,493
Donaldson	38,507	2,005,445
Dover	46,800	4,659,408
Ecolab	19,900	3,940,996
†Edwards Lifesciences	4,900	1,077,559
†Elanco Animal Health	11,000	292,490
Eli Lilly & Co.	11,188	1,251,154
EOG Resources	43,800	3,250,836
Equinix	900	519,120
Erie Indemnity Class A	10,700	1,986,455
†Etsy	9,300	525,450
Everest Re Group	2,200	585,398
Exxon Mobil	162,600	11,481,186
†Facebook Class A	4,400	783,552
First Horizon National	26,295	425,979
†Fiserv	6,000	621,540
Fortive	12,600	863,856
Gap	33,820	587,115
General Dynamics	31,000	5,664,630
General Electric	109,713	980,834
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
General Motors	35,428	$ 1,327,841
Gilead Sciences	94,450	5,986,241
†Guardant Health	900	57,447
†Guidewire Software	5,800	611,204
Hartford Financial Services Group	34,773	2,107,592
HEICO	10,000	1,248,800
Hewlett Packard Enterprise	67,539	1,024,567
Honeywell International	63,000	10,659,600
†HubSpot	5,300	803,533
†IDEXX Laboratories	6,000	1,631,580
†Illumina	2,600	790,972
†Inspire Medical Systems	5,600	341,712
Intel	9,600	494,688
Intercontinental Exchange	9,500	876,565
International Paper	23,904	999,665
Intuit	5,400	1,436,076
†Intuitive Surgical	1,840	993,471
†IQVIA Holdings	2,000	298,760
†iRhythm Technologies	4,200	311,262
John Wiley & Sons Class A	10,601	465,808
Johnson & Johnson	42,500	5,498,650
Johnson Controls International	139,257	6,111,990
JPMorgan Chase & Co.	13,055	1,536,443
Kellogg	88,600	5,701,410
†Keysight Technologies	5,100	495,975
Kinder Morgan	107,136	2,208,073
KLA	2,500	398,625
Kraft Heinz	49,700	1,388,369
Kroger	437,300	11,273,594
†Laboratory Corp of America Holdings	57,700	9,693,600
Lam Research	4,000	924,440
†Liberty Broadband Class A	7,400	773,448
Lowe's	2,600	285,896
Mastercard Class A	12,000	3,258,840
Match Group	7,700	550,088
Matthews International Class A	30,000	1,061,700
McCormick & Co Non-Voting Shares	30,800	4,814,040
McDonald's	27,000	5,797,170
Medtronic	111,505	12,111,673
Merck & Co.	14,205	1,195,777
†Mercury Systems	800	64,936
Microsoft	171,300	23,815,839
†MongoDB	5,500	662,640
Monolithic Power Systems	4,300	669,209
Moody's	3,800	778,354
MSCI	6,100	1,328,275
†Netflix	1,600	428,192
†Neurocrine Biosciences	3,800	342,418

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
NIKE Class B	60,900	$ 5,719,728
Norfolk Southern	5,000	898,300
Nucor	22,300	1,135,293
NVIDIA	4,800	835,536
Occidental Petroleum	81,621	3,629,686
†Okta	4,200	413,532
Oracle	189,110	10,406,723
†PayPal Holdings	13,600	1,408,824
PepsiCo	38,200	5,237,220
Perrigo	24,300	1,358,127
Pfizer	41,000	1,473,130
†Pinterest Class A	10,700	283,015
†Plains GP Holdings L.P. Class A	32,731	694,879
Procter & Gamble	44,300	5,510,034
†Q2 Holdings	5,700	449,559
Raytheon	24,800	4,865,512
†RealPage	800	50,288
†Repligen	100	7,669
ResMed	2,600	351,286
†RingCentral Class A	2,100	263,886
Roper Technologies	50,500	18,008,300
Ross Stores	60,200	6,612,970
†salesforce.com	11,900	1,766,436
SBA Communications	5,600	1,350,440
Schlumberger	73,500	2,511,495
†ServiceNow	8,300	2,106,955
†Smartsheet Class A	5,100	183,753
†Square Class A	5,600	346,920
STERIS	400	57,796
Stryker	60,900	13,172,670
Symantec	61,585	1,455,254
†Synopsys	4,800	658,800
Tapestry	99,100	2,581,555
Target	26,300	2,811,733
Texas Instruments	79,550	10,281,042
Thermo Fisher Scientific	3,400	990,318
Tiffany & Co.	45,700	4,233,191
Tradeweb Markets Class A	5,700	210,786
TransUnion	4,100	332,551
†Twilio Class A	3,900	428,844
†Twitter	100	4,120
†Tyler Technologies	1,600	420,000
United Parcel Service Class B	68,900	8,255,598
United Technologies	42,600	5,815,752
UnitedHealth Group	2,000	434,640
†Veeva Systems Class A	10,000	1,526,900
†Veracyte	1,000	24,000
Verisk Analytics Class A	4,300	680,002
Verizon Communications	254,400	15,355,584
Versum Materials	11,000	582,230
Visa Class A	33,710	5,798,457
Vistra Energy	23,600	630,828
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Voya Financial	17,297	$ 941,649
Walgreens Boots Alliance	35,352	1,955,319
Walmart	39,800	4,723,464
Walt Disney	23,043	3,002,964
†Waters	1,000	223,230
Wells Fargo & Co.	298,706	15,066,731
West Pharmaceutical Services	36,200	5,133,884
Western Digital	23,500	1,401,540
Williams	46,442	1,117,395
†Workday Class A	7,100	1,206,716
WW Grainger	7,500	2,228,625
Xilinx	11,000	1,054,900
†Zendesk	7,600	553,888
Zoetis	500	62,295
†Zscaler	100	4,726
		551,444,202
Total Common Stock (Cost $786,023,276)		943,608,708
PREFERRED STOCK–0.22%
Germany–0.22%
Volkswagen 2.85%	13,345	2,269,787
Total Preferred Stock (Cost $1,873,259)		2,269,787

	Principal Amount°
CORPORATE BONDS–0.07%
United States–0.07%
Frontier Communications
10.50% 9/15/22	930,000	433,613
11.00% 9/15/25	476,000	220,150
Total Corporate Bonds (Cost $1,271,548)		653,763

	Number of Shares
MONEY MARKET FUND–6.43%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	65,360,491	65,360,491
Total Money Market Fund (Cost $65,360,491)		65,360,491

Principal Amount°
SHORT-TERM INVESTMENTS–0.10%
U.S. TREASURY OBLIGATIONS–0.10%
≠U.S. Treasury Bills
1.95% 12/5/19	500,000	498,393

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
≠U.S. Treasury Bills (continued)
2.22% 10/10/19	500,000	$ 499,780
		998,173
Total Short-Term Investments (Cost $998,004)		998,173
TOTAL INVESTMENTS–99.67% (Cost $855,526,578)	$1,012,890,922
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	3,387,635
NET ASSETS APPLICABLE TO 30,169,270 SHARES OUTSTANDING–100.00%	$1,016,278,557

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(29,987)	USD	33,239	10/16/19	$513	$—
BOA	EUR	(47,264)	USD	52,312	11/21/19	598	—
BOA	GBP	30,865	USD	(38,587)	10/24/19	—	(596)
HSBC	AUD	(350,734)	USD	237,855	10/28/19	903	(31)
HSBC	CHF	(1,023,268)	USD	1,035,580	11/13/19	6,387	—
HSBC	CHF	33,046	USD	(33,477)	11/13/19	—	(241)
HSBC	EUR	(10,802,997)	USD	11,938,035	10/16/19	148,046	—
HSBC	GBP	(3,180,495)	USD	3,927,784	10/24/19	13,031	—
HSBC	GBP	18,887	USD	(23,473)	10/24/19	—	(226)
HSBC	JPY	(38,818,740)	USD	365,793	10/28/19	6,034	—
HSBC	KRW	(2,614,953,500)	USD	2,194,458	10/18/19	12,387	—
UBS	CHF	(30,648)	USD	31,094	11/13/19	268	—
UBS	EUR	(188,493)	USD	208,724	10/16/19	3,009	—
UBS	GBP	(27,681)	USD	34,588	10/24/19	516	—
UBS	GBP	(85,149)	USD	105,296	11/22/19	382	—
UBS	JPY	(1,238,450)	USD	11,540	10/28/19	63	—
Total Foreign Currency Exchange Contracts						$192,137	$(1,094)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
50	British Pound	$3,853,750	$3,871,057	12/16/19	$—	$(17,307)
46	Euro	6,303,437	6,394,053	12/16/19	—	(90,616)
39	Japanese Yen	4,532,775	4,545,298	12/16/19	—	(12,523)
					—	(120,446)
Equity Contracts:
54	E-mini MSCI Emerging Markets Index	2,705,130	2,713,020	12/20/19	—	(7,890)
109	E-mini S&P 500 Index	16,232,825	16,436,186	12/20/19	—	(203,361)
18	E-mini S&P MidCap 400 Index	3,488,400	3,535,197	12/20/19	—	(46,797)
165	Euro STOXX 50 Index	6,393,376	6,319,030	12/20/19	74,346	—
42	FTSE 100 Index	3,812,919	3,776,491	12/20/19	36,428	—
23	Nikkei 225 Index (OSE)	4,628,717	4,611,827	12/12/19	16,890	—
					127,664	(258,048)
Total Futures Contracts					$127,664	$(378,494)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BOA–Bank of America
CHF–Swiss Franc
EUR–Euro
FDR–Fiduciary Depositary Receipt
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
UBS–Union Bank of Switzerland
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$1,212,706	$—	$—	$1,212,706
Australia	—	246,645	—	246,645
Brazil	9,262	—	—	9,262
Canada	23,723,704	—	—	23,723,704
China	5,158,713	417,483	—	5,576,196
Denmark	—	4,362,594	—	4,362,594
France	98,476	48,913,373	—	49,011,849
Germany	6,500,128	46,442,060	—	52,942,188
Hong Kong	—	21,400,256	—	21,400,256
Ireland	—	2,740,844	—	2,740,844
Israel	3,431,209	—	—	3,431,209
Italy	—	9,290,777	—	9,290,777
Japan	—	49,754,329	—	49,754,329
Luxembourg	—	7,152,207	—	7,152,207
Macau	—	710,787	—	710,787
Netherlands	9,649,272	24,421,803	—	34,071,075
Norway	—	6,870,396	—	6,870,396
Republic of Korea	—	16,067,185	—	16,067,185
Singapore	—	6,070,172	—	6,070,172
Switzerland	2,914,921	18,964,218	—	21,879,139
Taiwan	6,888,336	—	—	6,888,336
Thailand	167,130	—	—	167,130
United Arab Emirates	—	42,100	—	42,100
United Kingdom	36,609,421	31,933,999	—	68,543,420
United States	551,444,202	—	—	551,444,202
Preferred Stock	—	2,269,787	—	2,269,787
Corporate Bonds	—	653,763	—	653,763
Money Market Fund	65,360,491	—	—	65,360,491
Short-Term Investment	—	998,173	—	998,173
Total Investments	$713,167,971	$299,722,951	$—	$1,012,890,922
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$192,137	$—	$192,137
Futures Contracts	$127,664	$—	$—	$127,664
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,094)	$—	$(1,094)
Futures Contracts	$(378,494)	$—	$—	$(378,494)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8